Schedule of changes in accumulated other comprehensive loss (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	[1]		₨ (321)	₨ 2,009	₨ 25,396
Income tax expense			74	215	(881)
Total		$ (2)	(247)	2,224	24,515
Foreign currency translation:
Foreign currency translation differences			(5,640)	(4,552)	(28,658)
Balance at the end of period			₨ (5,640)	₨ (4,552)	₨ (28,658)

[1]	Refer to Note 31 for the movement during the year.